EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE
16.	EARNINGS (LOSS) PER SHARE

Basic and diluted net earnings (loss) from continuing operations attributable to common shareholders of Kinross for the year ended December 31, 2022 was $31.9 million (year ended December 31, 2021 - $(29.9) million).

Earnings (loss) per share has been calculated using the weighted average number of common shares and common share equivalents issued and outstanding during the period. Stock options are reflected in diluted earnings per share by application of the treasury method.

The following table details the weighted average number of outstanding common shares for the purpose of computing basic and diluted earnings (loss) per common share from continuing operations attributable to common shareholders for the following periods:

	Years ended December 31,
(Number of common shares in thousands)	2022	2021
Basic weighted average shares outstanding:	1,280,531	1,259,059
Weighted average shares dilution adjustments:
Stock options(a)	3,825	—
Restricted share units	3,416	—
Restricted performance share units	5,039	—
Diluted weighted average shares outstanding	1,292,811	1,259,059

Weighted average shares dilution adjustments - exclusions(b):
Stock options(a)	—	1,714
Restricted share units	—	2,824
Restricted performance share units	—	4,558

(a)	Dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2022 and 2021, the average share price used was $4.41 and $6.56, respectively.
(b)	These adjustments were excluded as they are anti-dilutive.

Basic and diluted net (loss) earnings from discontinued operations attributable to common shareholders of Kinross for the year ended December 31, 2022 was $(637.1) million (year ended December 31, 2021 – $251.1 million).

Basic and diluted net earnings (loss) attributable to common shareholders of Kinross for the year ended December 31, 2022 was $(605.2) million (year ended December 31, 2021 – $221.2 million).

The following table details the weighted average number of common shares outstanding for the purpose of computing basic and diluted earnings (loss) per share from discontinued operations attributable to common shareholders and basic and diluted earnings (loss) per share attributable to common shareholders for the following periods:

	Years ended December 31,
(Number of common shares in thousands)	2022	2021
Basic weighted average shares outstanding:	1,280,531	1,259,059
Weighted average shares dilution adjustments:
Stock options(a)	—	1,942
Restricted share units	—	3,203
Restricted performance share units	—	4,942
Diluted weighted average shares outstanding	1,280,531	1,269,146

Weighted average shares dilution adjustments - exclusions(b):
Stock options(a)	3,102	—
Restricted share units	1,911	—
Restricted performance share units	3,172	—

(a)

Dilutive stock options were determined using the Company’s average share price for the year. For the years ended December 31, 2022 and 2021, the average share price used was $4.41 and $6.56, respectively.

(b)	These adjustments were excluded as they are anti-dilutive.